TAX EXPENSE - Tax amounts recognized in profit or loss (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) component
TAX EXPENSE
Number of components of current income tax expense | component	3
Special Mining Duty	7.50%
Current income tax expense	$ 22,512
Mexican 7.5% Special Mining Duty	9,371
Withholding taxes	3,150
Deferred income tax (recovery)	(2,698)
Deferred Mexican 7.5% Special Mining Duty expense	293
Tax expenses (Total income taxes)	$ 32,628